SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Specified period for funding	30 to 90 days
Origination of mortgage loans Held-for-sale	$ 9,488	$ 7,431
Mortgage loans held-for-sale	$ 2,456	$ 2,505